Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

September 30, 2019

VIPDCA-QTLY-1119
1.808777.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Entertainment - 1.6%
Activision Blizzard, Inc.	28,400	$1,502,928
Electronic Arts, Inc. (a)	9,500	929,290
		2,432,218
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	2,200	2,686,508
Class C (a)	2,644	3,223,036
Facebook, Inc. Class A (a)	10,400	1,852,032
Tencent Holdings Ltd.	18,300	765,451
		8,527,027
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)	1,800	19,980
Sprint Corp. (a)	73,400	452,878
T-Mobile U.S., Inc. (a)	11,000	866,470
		1,339,328

TOTAL COMMUNICATION SERVICES		12,298,573

CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.7%
Ferrari NV	7,300	1,124,857
Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. (a)	11,102	1,090,216
Laureate Education, Inc. Class A (a)	56,500	936,488
		2,026,704
Hotels, Restaurants & Leisure - 1.5%
Dalata Hotel Group PLC	123,340	658,729
McDonald's Corp.	7,400	1,588,854
		2,247,583
Household Durables - 2.3%
D.R. Horton, Inc.	32,500	1,713,075
NVR, Inc. (a)	510	1,895,849
		3,608,924
Internet & Direct Marketing Retail - 6.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,600	1,772,638
Amazon.com, Inc. (a)	3,000	5,207,730
Pinduoduo, Inc. ADR (a)	4,100	132,102
The Booking Holdings, Inc. (a)	1,400	2,747,654
		9,860,124
Specialty Retail - 2.6%
Five Below, Inc. (a)	2,800	353,080
National Vision Holdings, Inc. (a)	13,000	312,910
Ross Stores, Inc.	18,900	2,076,165
Ulta Beauty, Inc. (a)	5,100	1,278,315
		4,020,470
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,600	634,816
LVMH Moet Hennessy Louis Vuitton SE	1,000	398,590
		1,033,406

TOTAL CONSUMER DISCRETIONARY		23,922,068

CONSUMER STAPLES - 6.6%
Beverages - 2.4%
Coca-Cola European Partners PLC	17,800	987,010
Keurig Dr. Pepper, Inc. (b)	30,500	833,260
Kweichow Moutai Co. Ltd. (A Shares)	1,553	249,841
Monster Beverage Corp. (a)	5,500	319,330
Pernod Ricard SA	7,667	1,365,476
		3,754,917
Household Products - 3.6%
Energizer Holdings, Inc. (b)	27,200	1,185,376
Procter & Gamble Co.	35,900	4,465,242
		5,650,618
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	4,700	935,065

TOTAL CONSUMER STAPLES		10,340,600

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (a)	14,500	914,370
Hess Corp.	30,700	1,856,736
		2,771,106
FINANCIALS - 9.0%
Banks - 2.7%
Citigroup, Inc.	22,700	1,568,116
M&T Bank Corp.	16,200	2,559,114
		4,127,230
Capital Markets - 2.6%
CME Group, Inc.	11,300	2,388,142
HDFC Asset Management Co. Ltd. (c)	1,400	55,522
HUB24 Ltd.	42,444	360,673
Morningstar, Inc.	3,100	453,034
The Blackstone Group LP	16,300	796,092
		4,053,463
Consumer Finance - 1.1%
American Express Co.	14,800	1,750,544
Diversified Financial Services - 0.2%
Netwealth Group Ltd.	54,886	337,483
Insurance - 2.4%
American International Group, Inc.	41,000	2,283,700
Aon PLC	7,600	1,471,132
		3,754,832

TOTAL FINANCIALS		14,023,552

HEALTH CARE - 12.6%
Biotechnology - 1.9%
AbbVie, Inc.	39,100	2,960,652
Health Care Equipment & Supplies - 3.3%
Alcon, Inc. (a)	5,700	332,253
Alcon, Inc. (Switzerland) (a)	5,870	342,301
Boston Scientific Corp. (a)	53,300	2,168,777
Danaher Corp.	2,300	332,189
Haemonetics Corp. (a)	3,200	403,648
Intuitive Surgical, Inc. (a)	2,400	1,295,832
Penumbra, Inc. (a)	1,900	255,531
		5,130,531
Health Care Providers & Services - 0.9%
Guardant Health, Inc.	1,000	63,830
HealthEquity, Inc. (a)	6,500	371,443
UnitedHealth Group, Inc.	4,600	999,672
		1,434,945
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	2,600	396,994
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	1,500	75,600
Avantor, Inc.	22,500	330,750
Bio-Techne Corp.	300	58,701
Bruker Corp.	5,600	246,008
Codexis, Inc. (a)	10,600	145,379
Mettler-Toledo International, Inc. (a)	2,100	1,479,240
Thermo Fisher Scientific, Inc.	5,900	1,718,493
		4,054,171
Pharmaceuticals - 3.6%
AstraZeneca PLC sponsored ADR	61,300	2,732,141
Horizon Pharma PLC (a)	26,800	729,764
Perrigo Co. PLC	17,700	989,253
Zoetis, Inc. Class A	8,900	1,108,851
		5,560,009

TOTAL HEALTH CARE		19,537,302

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
HEICO Corp. Class A	5,100	496,281
Building Products - 0.6%
Kingspan Group PLC (Ireland)	18,056	881,670
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	11,548	927,651
Electrical Equipment - 0.0%
Fortive Corp.	700	47,992
Machinery - 1.6%
Gardner Denver Holdings, Inc. (a)	52,500	1,485,225
IDEX Corp.	6,100	999,668
		2,484,893
Professional Services - 1.5%
Equifax, Inc.	9,700	1,364,499
TransUnion Holding Co., Inc.	12,100	981,431
		2,345,930
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	14,800	537,240
Norfolk Southern Corp.	200	35,932
Uber Technologies, Inc. (b)	18,600	566,742
		1,139,914

TOTAL INDUSTRIALS		8,324,331

INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	2,000	150,640
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	2,300	474,651
IT Services - 7.3%
Booz Allen Hamilton Holding Corp. Class A	25,300	1,796,806
Fiserv, Inc. (a)	14,800	1,533,132
Fiverr International Ltd. (b)	1,100	20,570
Verra Mobility Corp. (a)	16,200	232,470
Visa, Inc. Class A	45,316	7,794,805
		11,377,783
Semiconductors & Semiconductor Equipment - 6.9%
ASML Holding NV	4,500	1,117,890
Cree, Inc. (a)	5,700	279,300
Lam Research Corp.	3,900	901,329
Marvell Technology Group Ltd.	3,500	87,395
NVIDIA Corp.	13,900	2,419,573
NXP Semiconductors NV	24,800	2,706,176
Qualcomm, Inc.	37,600	2,868,128
Semtech Corp. (a)	6,500	315,965
		10,695,756
Software - 12.9%
Adobe, Inc. (a)	12,500	3,453,125
Black Knight, Inc. (a)	21,100	1,288,366
Cloudflare, Inc. (a)	800	14,856
Datadog, Inc. Class A (a)	400	13,564
Intuit, Inc.	6,000	1,595,640
Manhattan Associates, Inc. (a)	4,800	387,216
Microsoft Corp.	79,400	11,038,981
Salesforce.com, Inc. (a)	13,600	2,018,784
SolarWinds, Inc. (a)	10,600	195,570
		20,006,102
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	20,090	4,499,557

TOTAL INFORMATION TECHNOLOGY		47,204,489

MATERIALS - 2.3%
Chemicals - 0.9%
Sherwin-Williams Co.	2,400	1,319,688
Containers & Packaging - 0.6%
Aptargroup, Inc.	8,000	947,600
Metals & Mining - 0.8%
Barrick Gold Corp.	75,700	1,311,881

TOTAL MATERIALS		3,579,169

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.	18,400	4,068,792
Crown Castle International Corp.	12,200	1,695,922
Prologis, Inc.	13,400	1,141,948
		6,906,662
UTILITIES - 0.6%
Water Utilities - 0.6%
American Water Works Co., Inc.	8,000	993,840
TOTAL COMMON STOCKS
(Cost $124,368,075)		149,901,692

Nonconvertible Preferred Stocks - 1.9%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleo Brasileiro SA - Petrobras sponsored ADR	150,400	2,176,288
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA sponsored ADR	90,600	761,946
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,248,042)		2,938,234

Money Market Funds - 3.3%
Fidelity Cash Central Fund 1.96% (d)	2,603,775	2,604,296
Fidelity Securities Lending Cash Central Fund 1.96% (d)(e)	2,500,986	2,501,236
TOTAL MONEY MARKET FUNDS
(Cost $5,105,532)		5,105,532
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $132,721,649)		157,945,458
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,412,868)
NET ASSETS - 100%		$155,532,590

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,522 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,738
Fidelity Securities Lending Cash Central Fund	9,172
Total	$30,910

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

&Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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